Related Party Transactions - Additional Information (Detail) (Resolute Investments, Ltd. [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Resolute Investments, Ltd. [Member]
Related Party Transaction [Line Items]
Share of Resolute in outstanding common stock	44.90%	45.50%	42.30%